Shareholder Fees	Sep. 03, 2025 USD ($)
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0